Amy Hallman Rice (858) 550-6046 ahrice@cooley.com	VIA FACSIMILE, EDGAR AND FEDERAL EXPRESS

June 19, 2008

United States Securities and Exchange Commission

Mail Stop 6010

100 F Street N.E.

Washington, D.C. 20549

Attn:	Jeffrey P. Riedler

Michael Reedich

Sebastian Gomes Abero

RE:	Verenium Corporation

Registration Statement on Form S-3 (File No. 333-150136)

Amendment No. 2

Dear Mr. Riedler, Mr. Reedich and Mr. Gomes Abero:

On behalf of our client, Verenium Corporation (“Verenium”), we are electronically transmitting for filing under the Securities Act of 1933, as amended (the “Act”), one copy of Verenium’s Amendment No. 2 (“Amendment No. 2”) to its Registration Statement on Form S-3 (File No. 333-150136), and are providing you in hard copy form a copy of such amendment marked to show changes from Amendment No. 1 to its Registration Statement, filed with the Securities and Exchange Commission (the “Commission”) on May 22, 2008 (as amended, the “Registration Statement”).

Amendment No. 2 is being filed in response to your letter dated June 3, 2008, setting forth the comments of the Commission’s staff (the “Staff”) regarding the Registration Statement (the “Comment Letter”). This letter, which has also been filed electronically with the Commission, contains Verenium’s supplemental responses to the Staff’s comments. The text of the Staff’s comments has been included in this letter in italics for your convenience, and we have numbered the paragraphs below to correspond to the numbering of the Comment Letter.

Staff Comments and Company Responses

General

1. We note your response to our prior comment 1. Given the size of the offering relative to the number of shares outstanding held by non-affiliates, the transaction appears to be a primary offering. Please either identify the selling stockholders as underwriters in the registration statement or reduce the size of the offering.

Response: Verenium has reduced the size of the offering to 10,233,617 shares of its common stock, which equals just under one-third of Verenium’s non-affiliate public float as of the closing date of the private placement, which was February 27, 2008. The non-affiliate public float was calculated in accordance with instructions given to Verenium by the SEC staff by deducting from the 63,063,707 shares of Verenium’s common stock outstanding on February 27, 2008 (i) 31,652,330 shares held by

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United States Securities and Exchange

Commission

June 19, 2008

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affiliates on such date and (ii) 710,500 shares held by selling stockholders on such date. The resulting non-affiliate public float of 30,700,877 shares was then multiplied by one-third, yielding an offering size “cap” of 10,233,625 shares. Under the terms of the registration rights agreement, Verenium is required to first cut back from the offering shares issuable upon conversion of the 8% senior convertible notes, unless any selling stockholders specify otherwise. Certain of the selling stockholders requested that Verenium register some or all of their pro rata of the 1/3 non-affiliate public float as conversion shares. Others did not specify a particular allocation. Accordingly, Amendment No. 2 covers the registration of 6,349,501 conversion shares, 3,236,462 interest shares and 647,654 warrant shares. Of the original 47,807,018 shares Verenium had sought to register, Verenium has eliminated 26,983,832 of the 33,333,333 conversion shares, 7,339,972 of the 7,987,626 warrant shares and 3,249,597 of the 6,486,059 interest shares.

2. If you obtain the requisite shareholder approval to issue shares of common stock upon exercise of the warrants or to issue more than 12,549,677 shares of common stock under the 8% senior convertible notes prior to the date this registration statement goes effective, please revise your filing to update the disclosure accordingly.

Response: On June 4, 2008, Verenium obtained stockholder approval to issue shares upon exercise of the warrants (in any number) and to issue more than 12,549,677 shares of common stock under the 8% senior convertible notes. Verenium has updated the disclosure in the Prospectus accordingly. For example, Verenium has deleted the reference to the need to obtain such approval from the first full paragraph under “The Offering” and from the fifth paragraph under “Selling Stockholders.” In addition, Verenium has modified such disclosure under “Private Placement of Convertible Notes and Warrants – 8% Senior Convertible Notes” and “Private Placement of Convertible Notes and Warrants – Warrants to Purchase Common Stock” to note that the requisite stockholder approval has been obtained.

Payments to the investors and affiliates

3. We note your response to our prior comment 3 and reissue that comment in part. Please quantify in tabular form the dollar amount of the payments described in the five bullet points on pages 9-10 of your response letter. Please include payments that you have made or may be required to make to any selling stockholder, any affiliate of a selling stockholder, or any person with whom any selling stockholder has a contractual relationship regarding the transaction. The information as currently presented requires that an investor turn to several locations in the prospectus to gather this information, and some of the amounts, such as the “certain cash payments payable in the event of a registration default,” have not been quantified.

Response: Verenium has modified the narrative disclosure in the Prospectus under “Comparison of Proceeds to Potential Investor Profit” to include, in tabular format, disclosure of the payments Verenium has made or may be required to make to any selling stockholder, any affiliate of a selling stockholder, or any person with whom any selling stockholder has a contractual relationship regarding the transaction by deleting the narrative disclosure in the second and third paragraphs of that section and inserting the following in their place:

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United States Securities and Exchange

Commission

June 19, 2008

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“The following table sets forth payments that we have made or may be required to make to any selling stockholder, any affiliate of a selling stockholder, or any person with whom any selling stockholder has a contractual relationship regarding the private placement:

Placement agent fee to Lazard (1)		$3,000,000

Transaction expenses of Capital Ventures International or CVI (including for fees and expenses of its counsel) (2)		$100,000

Legal fees and expenses of selling stockholders’ counsel for review of the registration statement as to which this prospectus is a part		$10,000

Range of potential payments to selling stockholders in the event of any registration default under the registration rights agreement (3)		$0 - 7,100,000

Potential indemnification obligations to selling stockholders under the registration rights agreement (4)	$	unknown

(1) Lazard did not receive any securities in the private placement and is not a selling stockholder. In addition, to our knowledge, Lazard is unaffiliated with, and did not receive any fees from, any of the selling stockholders in connection with the private placement.

(2) The transaction fees paid to CVI were related to the private placement and were paid as required under the purchase agreement for the private placement. We also paid approximately $6.2 million to CVI for a separate hedge transaction involving separate agreements between us and CVI. We may also have obligations to CVI under the convertible hedge in the event of certain contingent early termination events such as insolvency or hedging disruptions. The convertible hedge transaction is intended to reduce the potential dilution upon conversion of our 8% senior convertible notes, and effectively increases the premium at which the 8% senior convertible notes were originally issued from 15% to 42%.

(3) As described in “Private Placement of Convertible Notes and Warrants – Registration Rights,” if a registration statement is not declared effective within the required time period or if any such registration statement’s effectiveness is not maintained in accordance with the terms of the registration rights agreement, we are obligated to pay affected buyers of the 8% senior convertible notes cash payments totaling 1% of the aggregate purchase price of such buyers’ registrable securities included in such registration statement on each of certain specified dates. The maximum cash payment obligation for such registration defaults is 10% of the aggregate purchase price, plus interest of 1% per month until paid in full.

4401 EASTGATE MALL, SAN DIEGO, CA 92121     T: (858) 550-6000     F: (858) 550-6420     WWW.COOLEY.COM

United States Securities and Exchange

Commission

June 19, 2008

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(4) We and the buyers of the 8% senior convertible notes and warrants also agreed to indemnify each other against certain liabilities in respect of such registration. The amount of the potential indemnification obligation to the selling stockholders, if any, is unknown.”

Prior transactions between the issuer and the selling stockholders

4. We note your response to our prior comment 7. Supplementally, please provide us with a list of all prior securities transactions between Verenium and any of the selling stockholders. Please include the date of the transactions, and the number of shares and class of securities subject to the transactions.

Response: Verenium is unaware of any prior securities transactions between Verenium and any of the selling stockholders. As noted in footnotes 5, 7, 8, 10 and 13 on pages 8-9 of the Prospectus, five of the selling stockholders previously held $18,500,000 of Verenium’s 5.5% convertible senior notes, which they acquired from the initial purchasers of such notes or persons other than Verenium and exchanged such notes for Verenium’s 8% senior convertible notes and warrants in the private placement. These five selling stockholders informed Verenium that they acquired such 5.5% convertible senior notes in various lots, on dates between March 2007 and January 2008 as set forth below:

Context Advantage Master Fund L.P.

$3,500,000, acquired in lots between April 2007 and January 2008

Highbridge International LLC

$10,525,000, acquired in lots between March 2007 and April 2007

Highbridge Convertible Arbitrage Master Fund, L.P.

$1,475,000, acquired in lots between March 2007 and April 2007

Linden Capital L.P.

$2,000,000, acquired March 28, 2007

RHP Master Fund, Ltd.

$1,000,000, acquired March 28, 2007

Verenium respectfully requests the Staff’s assistance in completing the review of the Registration Statement and Amendment No. 2 as soon as possible. Please advise us if we can provide any further information or assistance to facilitate your review. Please direct any further comments or questions regarding Amendment No. 2 or this response letter to me at (858) 550-6046 or to Matthew T. Browne at (858) 550-6045.

Thank you very much for your help and assistance with this matter.

Sincerely,

/s/ Amy Hallman Rice
Amy Hallman Rice

cc:	Carlos A. Riva, Verenium Corporation

John A. McCarthy, Jr., Verenium Corporation

Gerald M. Haines, Verenium Corporation

Jeffrey Black, Verenium Corporation

M. Wainwright Fishburn, Esq., Cooley Godward Kronish LLP

Matthew T. Browne, Esq., Cooley Godward Kronish LLP

4401 EASTGATE MALL, SAN DIEGO, CA 92121     T: (858) 550-6000     F: (858) 550-6420     WWW.COOLEY.COM